TRADE ACCOUNTS RECEIVABLE - Summary of Detailed Information About Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade receivables	R$ 3,893,880	R$ 3,933,550
(-) Allowance for expected credit losses	(369,485)	(431,151)
Trade Receivables, Net	R$ 3,524,395	R$ 3,502,399